Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total Loans	$ 1,093,066	$ 1,032,608
Less allowance for loan losses	(11,041)	(10,494)
Net loans	1,082,025	1,022,114
Single-Family Residential - Banco de la Gente Non-Tradtional
Total Loans	17,816	20,019
Net loans	17,816
Farm Loans (Not Secured by Real Estate)
Total Loans	563	946
Net loans	563
All Other Loans (Not Secured by Real Estate)
Total Loans	16,926	14,505
Net loans	16,926
Construction and Land Development
Total Loans	136,263	114,291
Net loans	136,263	114,291
Single-Family Residential
Total Loans	354,896	322,111
Commercial
Total Loans	425,736	406,622
Net loans	425,736
Multifamily and Farmland
Total Loans	62,959	65,481
Net loans	62,959
Total Real Estate Loans
Total Loans	997,670	928,524
Commercial Loans (Not Secured by Real Estate)
Total Loans	70,862	81,706
Net loans	70,862
Consumer Loans (Not Secured by Real Estate)
Total Loans	7,045	$ 6,927
Net loans	$ 7,045